Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.75270%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,583,760.97

Principal:
Principal Collections	$31,177,006.00
Prepayments in Full	$16,054,476.22
Liquidation Proceeds	$106,421.29
Recoveries	$0.00
Sub Total	$47,337,903.51
Collections	$52,921,664.48

Purchase Amounts:
Purchase Amounts Related to Principal	$40,993.52
Purchase Amounts Related to Interest	$105.99
Sub Total	$41,099.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,962,763.99

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,962,763.99
Servicing Fee	$1,175,101.34	$1,175,101.34	$0.00	$0.00	$51,787,662.65
Interest - Class A-1 Notes	$221,100.60	$221,100.60	$0.00	$0.00	$51,566,562.05
Interest - Class A-2a Notes	$1,214,350.00	$1,214,350.00	$0.00	$0.00	$50,352,212.05
Interest - Class A-2b Notes	$1,023,150.69	$1,023,150.69	$0.00	$0.00	$49,329,061.36
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$47,424,461.36
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$47,065,121.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,065,121.36
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$46,872,088.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,872,088.61
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,872,088.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,872,088.61
Regular Principal Payment	$61,902,831.00	$46,872,088.61	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,962,763.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,872,088.61
Total					$46,872,088.61

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,872,088.61	$148.80	$221,100.60	$0.70	$47,093,189.21	$149.50
Class A-2a Notes	$0.00	$0.00	$1,214,350.00	$3.73	$1,214,350.00	$3.73
Class A-2b Notes	$0.00	$0.00	$1,023,150.69	$4.09	$1,023,150.69	$4.09
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,872,088.61	$29.69	$4,915,574.04	$3.11	$51,787,662.65	$32.80

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$58,077,806.44	0.1843740	$11,205,717.83	0.0355737
Class A-2a Notes	$326,000,000.00	1.0000000	$326,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,322,017,806.44	0.8372819	$1,275,145,717.83	0.8075961

Pool Information
Weighted Average APR	4.857%	4.869%
Weighted Average Remaining Term	50.65	49.91
Number of Receivables Outstanding	41,386	40,479
Pool Balance	$1,410,121,608.08	$1,362,289,274.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,336,575,724.63	$1,291,693,941.24
Pool Factor	0.8452046	0.8165347

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$70,595,332.92
Targeted Overcollateralization Amount	$102,174,298.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,143,556.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$453,436.89
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$453,436.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3859%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0998%
Second Prior Collection Period			0.0594%
Prior Collection Period			0.1710%
Current Collection Period			0.3925%
Four Month Average (Current and Prior Three Collection Periods)			0.1807%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		437	$872,127.15
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$872,127.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0523%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,995.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,995.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	163	$6,935,301.81
61-90 Days Delinquent	0.10%	35	$1,323,085.44
91-120 Days Delinquent	0.01%	2	$97,789.83
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.61%	200	$8,356,177.08

Repossession Inventory:
Repossessed in the Current Collection Period		5	$329,490.76
Total Repossessed Inventory		20	$1,101,753.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0449%
Prior Collection Period			0.0797%
Current Collection Period			0.0914%
Three Month Average			0.0720%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1043%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$4,086,979.42
2 Months Extended	99	$4,645,819.06
3+ Months Extended	28	$1,334,869.66

Total Receivables Extended	208	$10,067,668.14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer